Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of other current liabilities
	As of December 31,
	2022	2021
Other Payables	$1,212,420	$533,668
Total	$1,212,420	$533,668